Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price		12 Months Ended
		Dec. 31, 2023 ₪ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares ₪ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2021 $ / shares ₪ / shares shares	Dec. 31, 2022 ₪ / shares	Dec. 31, 2021 ₪ / shares
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Number of potential Ordinary shares Outstanding at beginning of the year (in Shares)		144,681	73,951	73,951	43,825	43,825
Number of potential ordinary shares Exercisable at end of the year (in Shares)		76,700	48,687	48,687	28,286	28,286
Number of potential ordinary shares Granted (in Shares)		11,539	74,980	74,980	34,226	34,226
Exercise price range Granted | ₪ / shares	[1]	₪ 3
Number of potential ordinary shares Exercised (in Shares)	[2]				(200)	(200)
Exercise price range Exercised | (per share)	[1],[2]				$ 100
Number of potential ordinary shares Forfeited (in Shares)		(7,211)	(4,250)	(4,250)	(2,950)	(2,950)
Number of potential ordinary shares Expired (in Shares)		(15,033)			(950)	(950)
Exercise price range Expired | ₪ / shares	[1]
Number of potential ordinary shares Outstanding at end of the year (in Shares)		133,976	144,681	144,681	73,951	73,951
Minimum [Member]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range Outstanding at beginning of the year | (per share)	[1]	₪ 137.8	$ 100	₪ 234	$ 100
Exercise price range Exercisable at end of the year | (per share)	[1]	3			100	$ 100	₪ 141.8
Exercise price range Granted | (per share)	[1]			137.8	234
Exercise price range Forfeited | (per share)	[1]	194		137.8	100
Exercise price range Expired | (per share)	[1]	194			100
Exercise price range Outstanding at end of the year | (per share)	[1]	3		137.8	100	$ 234
Maximum [Member]
Equity (Details) - Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price [Line Items]
Exercise price range Outstanding at beginning of the year | (per share)	[1]	800	100	₪ 141.8		260
Exercise price range Exercisable at end of the year | (per share)	[1]	400	$ 100	₪ 100				₪ 234
Exercise price range Granted | ₪ / shares	[1]			₪ 800		141.8
Exercise price range Forfeited | ₪ / shares	[1]	100		194		260
Exercise price range Expired | ₪ / shares	[1]	100				260
Exercise price range Outstanding at end of the year | (per share)	[1]	₪ 800		₪ 800	$ 100	$ 141.8

[1]	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency.
[2]	Including options exercised on a cashless basis. Average share price for options exercised in 2021 – $ 96.